UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Partner Fund Management, L.P.
Address:     Four Embarcadero Center
             Suite 3500
             San Francisco, CA 94111

Form 13F File Number: 28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

   /s/ Darin Sadow           San Francisco, CA        2/14/2013
----------------------       -----------------        ---------------
[Signature]                    [City, State]          [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ---------
Form 13F Information Table Entry Total:    47
                                           ---------
Form 13F Information Table Value Total:    2,379,217
                                           ---------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4       Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------   -----------------     --------   --------  ------------------

                            TITLE OF              VALUE    SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------   -------  --- ----    ----------   -------  ----  ------  ----
ALIGN TECHNOLOGY INC          COM       016255101   6,149      221,593 SH       SHARED-DEFINED           0    221,593  0
AMAZON COM INC                COM       023135106  49,728      198,224 SH       SHARED-DEFINED           0    198,224  0
AMGEN INC                     COM       031162100   6,985       81,038 SH       SHARED-DEFINED           0     81,038  0
BROOKDALE SR LIVING INC       COM       112463104   3,137      123,912 SH       SHARED-DEFINED           0    123,912  0
CBRE GROUP INC                CL A      12504L109 102,773    5,164,492 SH       SHARED-DEFINED           0  5,164,492  0
CITRIX SYS INC                COM       177376100  89,630    1,365,896 SH       SHARED-DEFINED           0  1,365,896  0
CLOVIS ONCOLOGY INC           COM       189464100   8,905      556,578 SH       SHARED-DEFINED           0    556,578  0
COACH INC                     COM       189754104  50,044      901,528 SH       SHARED-DEFINED           0    901,528  0
CTRIP COM INTL LTD            AMERICAN
                              DEP SHS   22943F100  24,156    1,066,017 SH       SHARED-DEFINED           0  1,066,017  0
CUMMINS INC                   COM       231021106 144,194    1,330,814 SH       SHARED-DEFINED           0  1,330,814  0
EATON CORP PLC                SHS       G29183103 163,187    3,011,941 SH       SHARED-DEFINED           0  3,011,941  0
FACEBOOK INC                  CL A      30303M102   6,343      238,298 SH       SHARED-DEFINED           0    238,298  0
FOREST LABS INC               COM       345838106     126    1,005,500 SH  Call SHARED-DEFINED           0  1,005,500  0
GILEAD SCIENCES INC           COM       375558103 283,584    3,860,907 SH       SHARED-DEFINED           0  3,860,907  0
HCA HOLDINGS INC              COM       40412C101   4,065      134,744 SH       SHARED-DEFINED           0    134,744  0
HEALTH NET INC                COM       42222G108  66,786    2,748,398 SH       SHARED-DEFINED           0  2,748,398  0
HEALTHWAYS INC                COM       422245100   3,890      363,585 SH       SHARED-DEFINED           0    363,585  0
HUMANA INC                    COM       444859102  10,398      151,502 SH       SHARED-DEFINED           0    151,502  0
INFINITY PHARMACEUTICALS INC  COM       45665G303   2,241       64,037 SH       SHARED-DEFINED           0     64,037  0
INFORMATICA CORP              COM       45666Q102  25,218      831,732 SH       SHARED-DEFINED           0    831,732  0
ISHARES TR                    FTSE
                              CHINA25
                              IDX       464287184  43,383    1,072,500 SH       SHARED-DEFINED           0  1,072,500  0
ISHARES TR                    MSCI
                              EMERG
                              MKT       464287234   3,060    7,748,000 SH  Call SHARED-DEFINED           0  7,748,000  0
KINDER MORGAN INC DEL         *W EXP
                              05/25/201 49456B119  12,584    3,329,212 SH  Call SHARED-DEFINED           0  3,329,212  0
KYTHERA BIOPHARMACEUTICALS I  COM       501570105   9,064      298,757 SH       SHARED-DEFINED           0    298,757  0
LABORATORY CORP AMER HLDGS    COM NEW   50540R409      31       28,400 SH  Call SHARED-DEFINED           0     28,400  0
MAGELLAN HEALTH SVCS INC      COM NEW   559079207   8,101      165,335 SH       SHARED-DEFINED           0    165,335  0
MEDIVATION INC                COM       58501N101  71,551    1,398,565 SH       SHARED-DEFINED           0  1,398,565  0
MOLINA HEALTHCARE INC         COM       60855R100   7,458      275,609 SH       SHARED-DEFINED           0    275,609  0
NETFLIX INC                   COM       64110L106  29,719      320,978 SH       SHARED-DEFINED           0    320,978  0
OREXIGEN THERAPEUTICS INC     COM       686164104  12,437    2,368,950 SH       SHARED-DEFINED           0  2,368,950  0
PFIZER INC                    COM       717081103 228,614    9,115,663 SH       SHARED-DEFINED           0  9,115,663  0
PHH CORP                      NOTE
                              4.000%
                              9/0       693320AN3  12,810   11,406,000 PRN      SHARED-DEFINED           0 11,406,000  0
PRECISION CASTPARTS CORP      COM       740189105 125,172      660,817 SH       SHARED-DEFINED           0    660,817  0
REGENERON PHARMACEUTICALS     COM       75886F107  40,287      235,499 SH       SHARED-DEFINED           0    235,499  0
ROCKWELL AUTOMATION INC       COM       773903109 170,425    2,029,115 SH       SHARED-DEFINED           0  2,029,115  0
SALESFORCE COM INC            COM       79466L302  78,816      468,865 SH       SHARED-DEFINED           0    468,865  0
SAREPTA THERAPEUTICS INC      COM       803607100   4,621      179,106 SH       SHARED-DEFINED           0    179,106  0
SIRONA DENTAL SYSTEMS INC     COM       82966C103  48,468      751,907 SH       SHARED-DEFINED           0    751,907  0
STARWOOD HOTELS&RESORTS WRLD  COM       85590A401  25,357      442,065 SH       SHARED-DEFINED           0    442,065  0
STRYKER CORP                  COM       863667101  12,037      219,571 SH       SHARED-DEFINED           0    219,571  0
TEREX CORP NEW                COM       880779103  40,805    1,451,606 SH       SHARED-DEFINED           0  1,451,606  0
UNIVERSAL AMERN CORP NEW      COM       91338E101   5,977      695,855 SH       SHARED-DEFINED           0    695,855  0
UNIVERSAL HLTH SVCS INC       CL B      913903100  52,170    1,079,005 SH       SHARED-DEFINED           0  1,079,005  0
V F CORP                      COM       918204108 125,261      829,711 SH       SHARED-DEFINED           0    829,711  0
VALEANT PHARMACEUTICALS INTL  COM       91911K102   9,434      157,842 SH       SHARED-DEFINED           0    157,842  0
VOLCANO CORPORATION           COM       928645100   2,043       86,528 SH       SHARED-DEFINED           0     86,528  0
WYNDHAM WORLDWIDE CORP        COM       98310W108 147,993    2,781,299 SH       SHARED-DEFINED           0  2,781,299  0
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